LOSS BEFORE TAXATION (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF LOSS BEFORE TAXATION

	For the six months ended June 30,
	2023	2022
	RMB’000	RMB’000
Finance costs
Interest expense on lease liability	293	753
Cost of inventories recognized as an expense (including depreciation charge of right-of-use assets for leases)	7,557	19,025
Depreciation of fixed assets	178	132
Depreciation charge of right-of-use assets for leases (included in the administrative expenses)	-	163
Research and development costs	294	806
Staff costs (including key management personnel remuneration)	6,244	5,962